Financial Instruments	6 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 4 - FINANCIAL INSTRUMENTS

The Company’s financial liability at fair value through profit or loss is the obligation for warrants and anti-dilution derivatives.

The following table presents the Company’s financial liabilities measured at fair value, net of unrecognized day 1 loss:

June 30,
2018
NIS in thousands
Fair value of convertible warrants	7,194
Unrecognized Day 1 Loss	(2,568)
Warrants, net	4,626